Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Related Party Transactions Abstract [Line Items]
Service revenues	$ 31	$ 0	$ 0
Product costs	181	169	186
Operating and maintenance expenses	470	498	413
Capitalized Charges From Affiliate	103	187
Accounts payable - trade	109	141
Proceeds	11	12	11
Contribution receivable	3	3
Employee direct costs [Member]
Summary of Related Party Transactions Abstract [Line Items]
Selling, general, and administrative expenses	344	368	331
Employee allocated costs [Member]
Summary of Related Party Transactions Abstract [Line Items]
Selling, general, and administrative expenses	160	195	171
Equity method investees [Member]
Summary of Related Party Transactions Abstract [Line Items]
Accounts payable - trade	19	12
Management Fees Revenue	66	64	65
Common management [Member]
Summary of Related Party Transactions Abstract [Line Items]
Service revenues	144	$ 111	$ 115
Reimbursable maintenance costs for certain government projects [Member]
Summary of Related Party Transactions Abstract [Line Items]
Maximum potential obligation	$ 50